Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets
Beginning balance	$ 42,492	$ 20,947
Amortisation for year	4,156	3,143	$ 1,992
Impairment reversals	(94)	0
Ending balance	39,307	42,492	20,947
Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	70,633	46,607	45,084
Additions through business combinations	46	26,955
Additions, separately acquired	2,168	712	1,592
Transferred to Assets held for sale		(1,313)
Disposals	(198)	(1,226)	(1,672)
Exchange and other adjustments	(2,027)	(1,102)	1,603
Ending balance	70,622	70,633	46,607
Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(28,141)	(25,660)	(24,251)
Transferred to Assets held for sale		945
Amortisation for year	4,156	3,143	1,992
Impairment charges	318	2,085	405
Impairment reversals	(94)		(165)
Disposals	180	1,220	1,601
Exchange and other adjustments	1,026	582	(778)
Ending balance	(31,315)	(28,141)	(25,660)
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Beginning balance	41,314	20,113
Amortisation for year	3,899	2,908	1,872
Ending balance	38,393	41,314	20,113
Product, marketing and distribution rights | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	66,590	42,677	40,654
Additions through business combinations		26,455
Additions, separately acquired	2,051	587	1,454
Transferred to Assets held for sale		(1,266)
Disposals	(57)	(801)	(970)
Exchange and other adjustments	(1,799)	(1,062)	1,539
Ending balance	66,785	66,590	42,677
Product, marketing and distribution rights | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(25,276)	(22,564)	(20,605)
Transferred to Assets held for sale		931
Amortisation for year	3,899	2,908	1,872
Impairment charges	236	2,067	405
Impairment reversals	(77)		(165)
Disposals	55	797	899
Exchange and other adjustments	887	535	(746)
Ending balance	(28,392)	(25,276)	(22,564)
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Beginning balance	748	514
Amortisation for year	181	172	59
Ending balance	497	748	514
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	2,611	2,642	2,649
Additions through business combinations	46	430
Additions, separately acquired	12	6	2
Transferred to Assets held for sale		(47)
Disposals	(105)	(402)	(66)
Exchange and other adjustments	(122)	(18)	57
Ending balance	2,442	2,611	2,642
Other intangibles | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(1,863)	(2,128)	(2,097)
Transferred to Assets held for sale		14
Amortisation for year	181	172	59
Impairment charges	82
Disposals	105	402	66
Exchange and other adjustments	76	21	(38)
Ending balance	(1,945)	(1,863)	(2,128)
Software development costs
Disclosure of reconciliation of changes in intangible assets
Beginning balance	430	320
Amortisation for year	76	63	61
Ending balance	417	430	320
Software development costs | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	1,432	1,288	1,781
Additions through business combinations		70
Additions, separately acquired	105	119	136
Disposals	(36)	(23)	(636)
Exchange and other adjustments	(106)	(22)	7
Ending balance	1,395	1,432	1,288
Software development costs | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(1,002)	(968)	(1,549)
Amortisation for year	76	63	61
Impairment charges		18
Impairment reversals	(17)
Disposals	20	21	636
Exchange and other adjustments	63	26	6
Ending balance	$ (978)	$ (1,002)	$ (968)